Operating Lease Obligations	12 Months Ended
Dec. 30, 2016
Operating Lease Obligations
Operating Lease Obligations

(11) Operating Lease Obligations

We have entered into certain noncancellable leases, which are being accounted for as operating leases. At December 30, 2016, future minimum lease payments, without consideration of sublease income, for each year ending are as follows:

($ in thousands)	Lease Payments
2017	$82,242
2018	73,089
2019	61,931
2020	50,095
2021	42,437
Thereafter	230,802
Total future minimum lease payments	$540,596

Rental expense charged to operations, net of sublease income, was $95.5 million, $118.1 million, and $121.1 million for the years ended December 30, 2016, December 25, 2015 and December 31, 2014, respectively.  Rental expense included amortization of deferred gains, primarily related to the sale-leaseback of our corporate offices, of $1.4 million, $3.9 million and $4.3 million for the years ended December 30, 2016, December 25, 2015 and December 31, 2014, respectively.  Certain of our operating leases contain provisions for a specific rent‑free period and escalation clauses.  We accrue rental expense during the rent‑free period based on total expected rental payments to be made over the life of the related lease.